Deferred Policy Acquisition Costs - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2023	$ 12
2024	10
2025	10
2026	8
2027	6
Thereafter	$ 45